Income Taxes (Schedule Of Provision For Income Tax Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expenses [Line Items]
Current expense									$ 44,125	$ 33,116	$ 28,562
Deferred benefit									(7,527)	(11,750)	(3,607)
Tax credits									(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill									654	2,349	1,250
Total income tax expense	$ 8,829	$ 8,144	$ 4,389	$ 7,134	$ 6,667	$ 6,051	$ (929)	$ 5,193	$ 28,496	$ 16,981	$ 19,991